Long-term Debt and Obligations - Additional Information (Detail) (USD $)						1 Months Ended								1 Months Ended		12 Months Ended		1 Months Ended		24 Months Ended	12 Months Ended			1 Months Ended		1 Months Ended		1 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Nov. 30, 2010	Aug. 31, 2013 Office building lease [Member]	Aug. 31, 2013 Equipment [Member]	Dec. 31, 2012 Term Loan Facility [Member]	Mar. 31, 2012 Term Loan Facility [Member]	Nov. 30, 2010 Term Loan Facility [Member]	Nov. 30, 2010 Revolving Credit Line [Member]	Mar. 31, 2012 Accounts Receivable Facility [Member]	Nov. 30, 2010 Accounts Receivable Facility [Member]	Mar. 31, 2012 Term loan [Member]	Nov. 30, 2010 Term loan [Member]	Dec. 31, 2012 Term loan [Member]	Apr. 30, 2013 Term loan [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Mar. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2008 Series B Preferred Stock [Member]	Dec. 31, 2010 Series C Preferred Stock Member]	Dec. 31, 2010 Series C Preferred Stock Member] Minimum [Member]	Dec. 31, 2010 Series C Preferred Stock Member] Maximum [Member]	Dec. 31, 2012 Series E Preferred Stock [Member]	Apr. 30, 2013 Series E Preferred Stock [Member]	Mar. 31, 2012 LIBOR rate [Member] Term loan [Member]	Dec. 31, 2012 LIBOR rate [Member] Term loan [Member]	Mar. 31, 2012 Prime Rate [Member] Term loan [Member]	Dec. 31, 2012 Prime Rate [Member] Term loan [Member]
Proforma Debt Instrument [Line Items]
Line of credit facility, borrowing capacity			$ 15,000,000		$ 5,000,000				$ 13,000,000	$ 2,000,000	$ 1,500,000	$ 2,000,000	$ 1,500,000
Advance payable term under term loan															36 months
Line of credit facility, due dates															Nov. 08, 2012
Line of credit facility, due dates														2015-11
Line of credit facility,interest rate																										8.39%		3.70%
Floor rate																										0.50%		6.95%
Interest rate at end of period																											0.31%		3.25%
Credit facility		7,500,000															5,000,000
Payments related to credit facility																1,400,000
Number of shares issuable upon exercise of warrants		604,563																32,551	44,389	4,691	16,093			20,837	10,418
Warrant term																			10 years	7 years	7 years			10 years
Exercise price of warrants																			8.45	17.47	8.45			14.40	14.40
Fair value of warrants on the date of issuance		3,532,000		2,497,000														184,000	263,000	14,000	72,000			201,000
Fair value of warrants, volatility rate assumed																		58.00%	61.00%			42.00%	73.00%	58.00%
Fair value of warrants, risk free rate assumed																		1.63%	2.20%			1.87%	3.67%	1.78%
Draw down from credit facility								5.5
Credit facility, additional borrowing capacity								10,000,000
Interest rate on log term loan	8.89%
Term of lease						5 years	3 years
Lease expiration date							2016-07
Amount financed under lease	$ 410,000			$ 1,562,000		$ 843,000	$ 410,000
Interest rate accrues on the unpaid balance						10.00%